AST Large-Cap Growth Portfolio Annual Fund Operating Expenses - AST Large-Cap Growth Portfolio - No Share Class	Dec. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.87%

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the corresponding expense ratio in the Portfolio’s Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio’s Financial Highlights.